Intangible Assets, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets, net

Note 6. Intangible Assets, net

The following table provides the gross carrying amount and accumulated amortization for each major class of intangible asset:

	June 30, 2026			December 31, 2025
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Intangible assets subject to amortization
Software licenses (Note 8)	$50,834	$(1,873)	$48,961	$-	$-	$-
Total	$50,834	$(1,873)	$48,961	$-	$-	$-

Intangible assets not subject to amortization
IP Addresses	$84	$-	$84	$16	$-	$16
Total intangible assets, net	$50,918	$(1,873)	$49,045	$16	$-	$16

Intangible assets acquired in 2026 totaled $50,834 which were subject to amortization, and $68 which were not subject to amortization. Intangible assets subject to amortization were assigned useful lives of 5.5 years. Total amortization expense was $1,873 for both the three and six months ended June 30, 2026 compared to $0 for the same periods in 2025.